GAIN ON SALE OF ASSETS AND TERMINATION OF CHARTERS (Sale of assets and termination of charters) (Details) (USD $)	1 Months Ended	12 Months Ended
	Apr. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Gain (Loss) on Disposition of Assets [Abstract]
Gain on sale of assets		$ 25,681,000	$ 8,468,000	$ 28,104,000
Gain on termination of charters	21,705,000	21,705,000	0	0
Total gain on sale of assets and termination of charters		$ 47,386,000	$ 8,468,000	$ 28,104,000